Debt issued designated at fair value (Table)	3 Months Ended
Jun. 30, 2019
Debt issued designated at fair value
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss
USD million	30.6.19	31.3.19	31.12.18
Issued debt instruments
Equity-linked[1]	42,812	41,033	34,392
Rates-linked	14,449	14,430	12,073
Credit-linked	3,310	3,389	3,282
Fixed-rate	5,007	5,681	5,099
Other	2,405	2,386	2,185
Total debt issued designated at fair value	67,984	66,919	57,031
of which: issued by UBS AG with original maturity greater than one year[2]	45,707	46,431	40,289
of which: life-to-date own credit (gain) / loss	(34)	33	(270)
1 Includes investment fund unit-linked instruments issued. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 30 June 2019 was unsecured (31 March 2019: more than 99% of the balance was unsecured; 31 December 2018: more than 99% of the balance was unsecured).